RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

22.  RELATED PARTY TRANSACTIONS

a.     Transactions

The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2013	2014	2015
	RMB	RMB	RMB
Borrowing from an entity controlled by minority shareholder of Shenyang K-12 (Note i)	1,100	-	-
Borrowings from/(repayments to) Executive Principal of Ambow Research Center – Gao Shoubai (Note ii)	3,960	-	(3,960)
Loan to/(collection from) Vice President - Xie Xuejun (Note iii)	-	2,770	(1,670)
Borrowing from/(repaid to) Vice President - Xie Xuejun (Note iv)	850	500	(1,350)
Loan to General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. (“Century Zhisheng”) - Bu Lixiang (Note iii)	-	10	199
Loan to Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by Bu Lixiang, General Manager of Century Zhisheng (Note v)	-	-	138
Borrowing from General Manager of Century Zhisheng - Bu Lixiang (iv)	-	3,143	1,089
Borrowing from Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center, Gao Shoubai (Note v)	-	3,430	-
Loan to Chief Operating Officer- Chiao-Ling Hsu (Note iii)	-	-	400
Others	5	-	-

Note (i)
Borrowing from an entity controlled by minority shareholder of Shenyang K-12 was RMB nil as of December 31, 2014 and 2015 which was due to the minority shareholder of Shenyang K-12 was no longer related party of the Group.

Note (ii)
Due to the shortage of working capital, the Company borrowed funds from management personnel Gao Shoubai. The borrowing of RMB 2,000 from Gao Shoubai was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowings of RMB 3,960 were repaid to Gao Shoubai in the year ended December 31, 2015.

Note (iii)	The loans were to management for operation purpose.

Note (iv)
The borrowings were made from management for operation purpose. The borrowings of RMB 3,143 and 1,089 from Bu Lixiang in 2014 and 2015 were noninterest bearing. The borrowings of RMB 850 and 500 from Xie Xuejun in year 2013 and 2014 were bearing interest at 10% per annum, and fully repaid in 2015.

Note (v)	The loans to and/or borrowings from entities controlled by of management were made for operation purpose without interest bearing and maturity date.

b.     The Group had the following balances with related parties:

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2014	2015	2014	2015
	RMB	RMB	RMB	RMB
Executive Principal of Ambow Research Center - Gao Shoubai (Note 22 a (ii))	-	-	3,960	-
Vice President - Xie Xuejun (Note 22 a (iii) & (iv))	2,770	1,100	1,350	-
General Manager of Century Zhisheng - Bu Lixiang (Note 22 a (iv))	10	209	3,143	4,232
Entity controlled by General Manager of Century Zhisheng, Bu Lixiang - Suzhou Chengpingheng Software Engineering Co., Ltd (Note 22 a (v))	-	138	-	-
Entity controlled by Executive Principal of Ambow Research Center, Gao Shoubai - Shandong Shichuang Software Engineering Co., Ltd. (Note 22 a (v))	-	-	3,430	3,430
Chief Operating Officer-Chiao-Ling Hsu (Note 22 a (iii))	-	400	-	-
	2,780	1,847	11,883	7,662

c.     Principal shareholder transaction

On October 26, 2011, Dr. Jin Huang, chief executive officer of the Company, and holder of more than 10% interest in the voting power of the Company, entered into a participation agreement with, among others, the Baring Asia Private Equity Fund V., L.P. (the “Participation Agreement”). Pursuant to this agreement, Campus Holdings Limited (“Campus”), an affiliate to the Baring Asia Private Equity Fund V., L.P., agreed to invest up to US$ 50.0 million to purchase Class A Ordinary Shares of the Company through a series of private transactions and on the open market through purchases of American Depositary Shares.

The return on the investment in Class A Ordinary Shares as contemplated by the Participation Agreement will be shared between Campus and Dr. Huang after Campus has received a minimum return on its investment following the occurrence of agreed transfer events. Dr. Huang's share of such return will be dependent on the portfolio values of the Class A Ordinary Shares acquired by Campus plus the value of all other property delivered as a dividend or other distribution on such Class A Ordinary Shares (the “Portfolio Value”) expressed as a multiple of Campus' net investment amount as set forth in the Participation Agreement and can be paid to Dr. Huang in cash, in Class A Ordinary Shares or a combination of cash and Class A Ordinary Shares.

To secure Campus' obligations under the Participation Agreement, Campus entered into a charge (the “Campus Share Charge”) in favor of Spin-Rich Ltd (“Spin-Rich”), a British Virgin Islands company that is wholly owned by Dr. Jin Huang, the president and chief executive officer of the Company, over 60,606 Class A Ordinary Shares that Campus may acquire from time to time after the date of the Campus Share Charge to secure Campus' obligations under the Participation Agreement, including, without limitation, Campus' obligations to share with Dr. Huang its investment return on the Class A Ordinary Shares in accordance with the terms of the Participation Agreement. Spin-Rich in turn entered into a charge over 202,592 Class B Ordinary Shares of the Company that it owns in favor of Campus to secure Campus' agreed-upon minimum return on its investment. Spin-Rich shall be entitled to exercise all voting and/or consensual powers pertaining to the Class B Ordinary Shares and dividends or other distributions received thereon by Spin-Rich or any part thereof charged in favor of Campus unless and until enforcement event occurs.

Between November 9, 2011 and January 25, 2012, Campus purchased an aggregate of 398,153 Class A Ordinary Shares equivalent of the Company through privately negotiated transactions or in open market transactions. The aggregate consideration paid was RMB 311,505 (US$ 50,000). None of the sellers in the privately negotiated transactions were the employees of the Company.

Management has assessed the accounting treatment for this transaction and believes that it should be accounted for as a share base compensation pursuant to FASB ASC Topic 718.The fair value of the combined terms of the Participation Agreement was approximately RMB 215,274 (US$ 34,554), which would be recognized as compensation expense on a straight-line basis over a period from January 2012 to October 2015, which is the expected expiration date. RMB 53,769 (US$ 8,882), RMB 54,311 (US$ 8,876) and RMB 44,686 (US$ 7,222) expenses were recognized for the years ended December 31, 2013, 2014 and 2015, respectively.

d.	Share Interest Assignment between CEIHL and New Flourish

On August 31, 2014, CEIHL entered a Share Interest Assignment Agreement with New Flourish, an entity control by CEO of the Company. Pursuant to the Assignment Agreement, CEIHL agreed to sell 5,678,963 shares at a favorable consideration of US$5,779 with payment schedule of 3 equal annual installments starting on August 31, 2016. If the Company fails to file the annual report of Form 20-F for the year 2014 on or before the date in compliance with the Security Act, CEIHL has a right to repurchase 433,333 shares at the same price from New Flourish.

On September 5, 2014, CEIHL converted US$31,692 of the convertible loan and transferred 5,678,963 Class A Ordinary Shares to New Flourish.

Management has assessed the accounting treatment for this transaction which was regarded as one time settlement awards to Company's senior management for past contribution to the Group and management believes that it should be accounted for as a one off share-based compensation pursuant to FASB ASC Topic 718. The discounted total consideration is US$ 4,257. The fair value of the Company's ordinary shares was US$19,678 based on equity value US$ 3.465 per share, and the difference between the fair value of the consideration and Company's ordinary shares was RMB 94,360 (US$15,421). The amount was recognized in full as one-off share-based compensation expense in 2014, since the Form 20-F for the year ended December 31, 2014 was timely filed in compliance with the Security Act.